SARATOGA ADVANTAGE TRUST

James Alpha Hedged High Income Portfolio

Class I	INCIX
Class A	INCAX
Class C	INCCX

James Alpha Hedged High Income Portfolio

Class S	INCSX

Incorporated herein by reference is the definitive version of the Prospectus supplements for the James Alpha Hedged High Income Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 28, 2017 (SEC Accession No. 0001580642-17-005307).